Consolidated Statements of Equity (USD $) In Millions	Total	The Dow Chemical Company's Stockholder's Equity [Member]	Preferred Stock [Member]	Common Stock [Member]	Additional Paid-in Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Loss [Member]	Unrealized Gains (Losses) on Investments [Member]	Cumulative Translation Adjustments [Member]	Pension and Other Postretirement Benefit Plans [Member]	Accumulated Derivative Gain (Loss) [Member]	Unearned ESOP Shares [Member]	Treasury Stock [Member]	Noncontrolling Interests [Member]
Stockholders' Equity Attributable to Parent, Beginning at Dec. 31, 2007			$ 0	$ 2,453	$ 902	$ 18,004		$ 71	$ 723	$ (989)	$ 25	$ 0	$ (1,800)
Stockholders' Equity Attributable to Noncontrolling Interest, Beginning at Dec. 31, 2007														414
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued			0	0	0
Stock repurchased			0
Preferred stock converted to common stock			0
Sale of shares to ESOP					0
Stock-based compensation and allocation of ESOP shares					(30)
Net Income available for The Dow Chemical Company common stockholders	579					579
Dividends declared on common stock (Per share: $0.60 in 2010, $0.60 in 2009 and $1.68 in 2008)						(1,556)
Other						(14)								1
Impact of adoption of ASU 2009-17, net of tax						0								0
Net change in unrealized gains (losses)								(182)
Translation adjustments	(502)								(502)
Net prior service credit										16
Net loss										(3,278)
Net hedging results											(452)
Reclassification to earnings											179
Shares acquired												0
Shares allocated to ESOP participants												0
Purchases													(898)
Sale of shares to ESOP													0
Issuance to employees and employee plans													260
Net income attributable to noncontrolling interests	75													75
Purchase of noncontrolling interests' share of subsidiaries														(376)
Distributions to noncontrolling interests	(45)													(45)
Acquisition of Rohm and Haas Company noncontrolling interests														0
Consolidation of variable interest entities														0
Stockholders' Equity Attributable to Parent, Ending at Dec. 31, 2008		13,511	0	2,453	872	17,013	(4,389)	(111)	221	(4,251)	(248)	0	(2,438)
Stockholders' Equity Attributable to Noncontrolling Interest, Ending at Dec. 31, 2008														69
Total Equity at Dec. 31, 2008	13,580
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued			7,000	453	2,643
Stock repurchased			(2,500)
Preferred stock converted to common stock			(500)
Sale of shares to ESOP					(1,529)
Stock-based compensation and allocation of ESOP shares					(73)
Net Income available for The Dow Chemical Company common stockholders	336					336
Dividends declared on common stock (Per share: $0.60 in 2010, $0.60 in 2009 and $1.68 in 2008)						(639)
Other						(6)								18
Impact of adoption of ASU 2009-17, net of tax						0								0
Net change in unrealized gains (losses)								190
Translation adjustments	403								403
Net prior service credit										19
Net loss										(355)
Net hedging results											(65)
Reclassification to earnings											305
Shares acquired												(553)
Shares allocated to ESOP participants												34
Purchases													(5)
Sale of shares to ESOP													1,529
Issuance to employees and employee plans													357
Net income attributable to noncontrolling interests	28													28
Purchase of noncontrolling interests' share of subsidiaries														0
Distributions to noncontrolling interests	(24)													(24)
Acquisition of Rohm and Haas Company noncontrolling interests														432
Consolidation of variable interest entities														46
Stockholders' Equity Attributable to Parent, Ending at Dec. 31, 2009	20,555	20,555	4,000	2,906	1,913	16,704	(3,892)	79	624	(4,587)	(8)	(519)	(557)
Stockholders' Equity Attributable to Noncontrolling Interest, Ending at Dec. 31, 2009	569													569
Total Equity at Dec. 31, 2009	21,124
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Stock issued			0	25	156
Stock repurchased			0
Preferred stock converted to common stock			0
Sale of shares to ESOP					0
Stock-based compensation and allocation of ESOP shares					217
Net Income available for The Dow Chemical Company common stockholders	1,970					1,970
Dividends declared on common stock (Per share: $0.60 in 2010, $0.60 in 2009 and $1.68 in 2008)						(677)
Other						(13)								22
Impact of adoption of ASU 2009-17, net of tax						(248)								100
Net change in unrealized gains (losses)								32
Translation adjustments	(257)								(257)
Net prior service credit										23
Net loss										(307)
Net hedging results											(13)
Reclassification to earnings											15
Shares acquired												(1)
Shares allocated to ESOP participants												44
Purchases													(14)
Sale of shares to ESOP													0
Issuance to employees and employee plans													332
Net income attributable to noncontrolling interests	11													11
Purchase of noncontrolling interests' share of subsidiaries														0
Distributions to noncontrolling interests	(8)													(8)
Acquisition of Rohm and Haas Company noncontrolling interests														0
Consolidation of variable interest entities														109
Stockholders' Equity Attributable to Parent, Ending at Dec. 31, 2010	21,839	21,839	4,000	2,931	2,286	17,736	(4,399)	111	367	(4,871)	(6)	(476)	(239)
Stockholders' Equity Attributable to Noncontrolling Interest, Ending at Dec. 31, 2010	803													803
Total Equity at Dec. 31, 2010	$ 22,642